UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/12 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Aerospace and defense (4.6%)

Embraer SA ADR (Brazil)			69,500	$2,407,480

Honeywell International, Inc.			66,600	4,039,956

Northrop Grumman Corp.			10,300	651,784

Precision Castparts Corp.			28,937	5,103,619

United Technologies Corp.			51,500	4,204,460

				16,407,299
Air freight and logistics (0.9%)

FedEx Corp.(S)			36,200	3,194,288

				3,194,288
Auto components (1.3%)

Allison Transmission Holdings, Inc.(NON)(S)			47,526	993,293

American Axle & Manufacturing Holdings, Inc.(NON)			82,500	799,425

Johnson Controls, Inc.(S)			53,100	1,697,607

Tenneco Automotive, Inc.(NON)(S)			34,838	1,074,056

				4,564,381
Automobiles (0.6%)

Ford Motor Co.			176,100	1,986,408

				1,986,408
Beverages (2.5%)

Beam, Inc.			16,500	936,870

Coca-Cola Co. (The)			17,100	1,305,072

Coca-Cola Enterprises, Inc.			147,000	4,427,640

PepsiCo, Inc.			34,700	2,290,200

				8,959,782
Biotechnology (0.9%)

Affymax, Inc.(NON)			62,100	814,131

Celgene Corp.(NON)			25,800	1,881,336

Dendreon Corp.(NON)(S)			36,176	421,450

				3,116,917
Capital markets (2.0%)

Apollo Global Management, LLC. Class A			34,973	449,053

Charles Schwab Corp. (The)(S)			169,400	2,422,420

Invesco, Ltd.			53,600	1,331,424

State Street Corp.			63,500	2,934,970

				7,137,867
Chemicals (4.9%)

Agrium, Inc. (Canada)			30,231	2,657,305

Albemarle Corp.(S)			34,700	2,265,910

Celanese Corp. Ser. A(S)			95,537	4,629,723

GSE Holding, Inc.(NON)			80,100	1,013,265

LyondellBasell Industries NV Class A (Netherlands)			41,108	1,717,492

Monsanto Co.			54,400	4,144,192

Tronox, Inc.(NON)			5,900	1,104,185

				17,532,072
Commercial banks (0.6%)

Wells Fargo & Co.			79,119	2,644,948

				2,644,948
Communications equipment (4.2%)

Cisco Systems, Inc.			129,712	2,613,697

Juniper Networks, Inc.(NON)(S)			44,100	945,063

Polycom, Inc.(NON)			116,100	1,540,647

Qualcomm, Inc.			152,948	9,764,200

				14,863,607
Computers and peripherals (12.1%)

Apple, Inc.(NON)			56,790	33,178,990

EMC Corp.(NON)			212,600	5,997,446

NetApp, Inc.(NON)			44,800	1,739,584

SanDisk Corp.(NON)			62,152	2,300,246

				43,216,266
Diversified financial services (0.9%)

Citigroup, Inc.			24,500	809,480

CME Group, Inc.			8,850	2,352,507

				3,161,987
Diversified telecommunication services (0.3%)

Iridium Communications, Inc.(NON)(S)			108,589	954,497

				954,497
Electrical equipment (0.7%)

GrafTech International, Ltd.(NON)(S)			95,700	1,123,518

Hubbell, Inc. Class B(S)			15,200	1,219,648

				2,343,166
Electronic equipment, instruments, and components (0.8%)

TE Connectivity, Ltd. (Switzerland)			75,600	2,756,376

				2,756,376
Energy equipment and services (5.0%)

Cameron International Corp.(NON)			66,500	3,408,125

Ensco International PLC ADR (United Kingdom)			21,900	1,196,835

National Oilwell Varco, Inc.			40,100	3,037,976

Oil States International, Inc.(NON)			40,900	3,254,822

Schlumberger, Ltd.(S)			91,500	6,783,810

				17,681,568
Food products (2.0%)

Hershey Co. (The)(S)			29,300	1,963,393

Mead Johnson Nutrition Co.			32,700	2,797,812

Sara Lee Corp.			101,900	2,245,876

				7,007,081
Health-care equipment and supplies (3.7%)

Baxter International, Inc.			85,000	4,709,850

Covidien PLC (Ireland)			91,000	5,025,930

St. Jude Medical, Inc.			31,800	1,231,296

Stryker Corp.(S)			45,100	2,461,107

				13,428,183
Health-care providers and services (2.7%)

Aetna, Inc.			89,400	3,937,176

CIGNA Corp.			45,215	2,090,289

Express Scripts Holding Co.(NON)			67,200	3,749,088

				9,776,553
Hotels, restaurants, and leisure (3.4%)

Carnival Corp.(S)			44,900	1,458,801

Las Vegas Sands Corp.			41,000	2,275,090

McDonald's Corp.			27,500	2,679,875

Starbucks Corp.(S)			94,000	5,393,720

Wyndham Worldwide Corp.(S)			7,700	387,618

				12,195,104
Household products (1.1%)

Colgate-Palmolive Co.			31,000	3,067,140

Procter & Gamble Co. (The)			15,900	1,011,876

				4,079,016
Independent power producers and energy traders (0.7%)

AES Corp. (The)(NON)			188,000	2,353,760

				2,353,760
Industrial conglomerates (1.7%)

General Electric Co.			55,700	1,090,606

Tyco International, Ltd.(S)			86,200	4,838,406

				5,929,012
Insurance (0.7%)

Aflac, Inc.			24,498	1,103,390

Aon PLC (United Kingdom)			26,200	1,357,160

				2,460,550
Internet and catalog retail (3.3%)

Amazon.com, Inc.(NON)			22,900	5,310,510

HomeAway, Inc.(NON)(S)			33,472	871,946

Priceline.com, Inc.(NON)(S)			7,550	5,744,191

				11,926,647
Internet software and services (4.0%)

Baidu, Inc. ADR (China)(NON)			26,900	3,569,630

eBay, Inc.(NON)			91,300	3,747,865

Google, Inc. Class A(NON)			11,635	7,041,851

				14,359,346
IT Services (1.4%)

Accenture PLC Class A(S)			33,400	2,169,330

Visa, Inc. Class A(S)			23,100	2,840,838

				5,010,168
Leisure equipment and products (0.4%)

Hasbro, Inc.(S)			38,500	1,414,490

				1,414,490
Life sciences tools and services (1.8%)

Agilent Technologies, Inc.(S)			48,100	2,028,858

Bruker Corp.(NON)			64,200	964,926

Thermo Fisher Scientific, Inc.			62,300	3,466,995

				6,460,779
Machinery (2.7%)

Cummins, Inc.(S)			9,700	1,123,551

Eaton Corp.			68,500	3,300,330

Stanley Black & Decker, Inc.			24,900	1,821,684

Timken Co.			58,500	3,305,835

				9,551,400
Media (2.8%)

Interpublic Group of Companies, Inc. (The)			312,600	3,691,806

News Corp. Class A			101,600	1,991,360

Time Warner, Inc.(S)			68,600	2,569,756

Walt Disney Co. (The)(S)			42,000	1,810,620

				10,063,542
Metals and mining (1.0%)

Rio Tinto PLC (United Kingdom)			44,854	2,498,638

Walter Energy, Inc.			16,100	1,067,591

				3,566,229
Multiline retail (1.3%)

Dollar General Corp.(NON)(S)			70,568	3,349,157

Target Corp.			19,900	1,153,006

				4,502,163
Oil, gas, and consumable fuels (3.7%)

Anadarko Petroleum Corp.			40,700	2,979,647

BG Group PLC (United Kingdom)			74,603	1,756,167

Cobalt International Energy, Inc.(NON)			19,347	517,726

Hess Corp.			41,100	2,142,954

Kosmos Energy, Ltd.(NON)			54,639	665,503

Linn Energy, LLC (Units)			33,340	1,341,935

Noble Energy, Inc.(S)			38,700	3,843,684

				13,247,616
Pharmaceuticals (1.1%)

Merck & Co., Inc.			50,300	1,973,772

Watson Pharmaceuticals, Inc.(NON)			26,400	1,989,504

				3,963,276
Professional services (0.9%)

Nielsen Holdings NV(NON)			60,600	1,770,732

Verisk Analytics, Inc. Class A(NON)			27,600	1,351,020

				3,121,752
Real estate investment trusts (REITs) (1.0%)

American Tower Corp. Class A			35,100	2,301,858

Prologis, Inc.			32,909	1,177,484

				3,479,342
Real estate management and development (0.6%)

CBRE Group, Inc.(NON)			115,500	2,172,555

				2,172,555
Road and rail (1.4%)

Hertz Global Holdings, Inc.(NON)			146,600	2,259,106

Kansas City Southern(S)			15,580	1,199,972

Swift Transportation Co.(NON)			132,097	1,385,698

				4,844,776
Semiconductors and semiconductor equipment (3.0%)

Advanced Micro Devices, Inc.(NON)(S)			319,595	2,352,219

Avago Technologies, Ltd. (Singapore)			53,115	1,831,405

Intel Corp.			26,800	761,120

Skyworks Solutions, Inc.(NON)			53,700	1,457,418

Texas Instruments, Inc.(S)			107,600	3,436,744

Xilinx, Inc.			25,200	916,776

				10,755,682
Software (5.0%)

Microsoft Corp.			137,667	4,408,097

Oracle Corp.			275,900	8,108,701

Salesforce.com, Inc.(NON)(S)			18,800	2,927,724

Synchronoss Technologies, Inc.(NON)(S)			24,200	757,460

Synopsys, Inc.(NON)			49,800	1,494,498

				17,696,480
Specialty retail (1.6%)

Bed Bath & Beyond, Inc.(NON)			27,300	1,921,647

TJX Cos., Inc. (The)			88,400	3,687,164

				5,608,811
Textiles, apparel, and luxury goods (1.1%)

Coach, Inc.(S)			32,600	2,385,016

PVH Corp.			16,348	1,451,702

				3,836,718
Tobacco (1.9%)

Lorillard, Inc.			13,900	1,880,531

Philip Morris International, Inc.			56,500	5,057,315

				6,937,846

Total common stocks (cost $283,372,207)				$350,270,306

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Citigroup, Inc. $7.50 cv. pfd.			6,996	$679,731

Nielsen Holdings NV $3.125 cv. pfd.			9,362	526,614

Total convertible preferred stocks (cost $1,290,911)				$1,206,345

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	163,930	$68,031

Total warrants (cost $165,569)				$68,031

SHORT-TERM INVESTMENTS (20.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)			66,748,100	$66,748,100

Putnam Money Market Liquidity Fund 0.10%(e)			3,947,127	3,947,127

U.S. Treasury Bills with an effective yield of 0.192%, March 7, 2013(SEG)			$119,000	118,826

U.S. Treasury Bills with an effective yield of 0.111%, July 26, 2012			97,000	96,979

U.S. Treasury Bills with an effective yield of 0.077%, August 23, 2012			55,000	54,981

U.S. Treasury Bills with an effective yield of 0.074%, June 28, 2012			189,000	188,977

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.106%, January 10, 2013			107,000	106,885

Total short-term investments (cost $71,261,888)				$71,261,875

TOTAL INVESTMENTS

Total investments (cost $356,090,575)(b)				$422,806,557

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $5,048,730) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Euro	Buy	5/16/12	$2,516,478	$2,520,875	$(4,397)
	Euro	Sell	5/16/12	2,516,478	2,527,855	11,377

Total						$6,980

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	32	$1,740,320	Jun-12	$(527)

Total				$(527)

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $44,782) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Apple, Inc. (Call)	1,848	May-12/$615.00	$9,809

Total			$9,809

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $356,471,260.
(b)	The aggregate identified cost on a tax basis is $356,173,963, resulting in gross unrealized appreciation and depreciation of $76,849,506 and $10,216,912, respectively, or net unrealized appreciation of $66,632,594.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $64,725,661.
The fund received cash collateral of $66,748,100, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,486 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,847,447 and $40,424,819, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,136,520 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 32,231 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 50 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $3,200,000 on forward currency contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,809 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$56,098,264	$—	$—
Consumer staples	26,983,725	—	—
Energy	30,929,184	—	—
Financials	21,057,249	—	—
Health care	36,745,708	—	—
Industrials	45,391,693	—	—
Information technology	108,657,925	—	—
Materials	21,098,301	—	—
Telecommunication services	954,497	—	—
Utilities	2,353,760	—	—
Total common stocks	350,270,306	—	—
Convertible preferred stocks	—	1,206,345	—
Warrants	68,031	—	—
Short-term investments	3,947,127	67,314,748	—

Totals by level	$354,285,464	$68,521,093	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$6,980	$—
Futures contracts	(527)	—	—
Written options	—	(9,809)	—

Totals by level	$(527)	$(2,829)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$11,377	$4,397
Equity contracts	68,031	10,336

Total	$79,408	$14,733

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/12 (Unaudited)

COMMON STOCKS (98.5%)(a)
		Shares	Value

Aerospace and defense (4.1%)

Embraer SA ADR (Brazil)		42,910	$1,486,402

General Dynamics Corp.		5,267	355,523

Honeywell International, Inc.		51,821	3,143,462

L-3 Communications Holdings, Inc.(S)		15,608	1,147,812

Northrop Grumman Corp.		8,093	512,125

Precision Castparts Corp.		5,953	1,049,931

United Technologies Corp.		17,522	1,430,496

			9,125,751
Air freight and logistics (0.8%)

C.H. Robinson Worldwide, Inc.		847	50,608

FedEx Corp.(S)		7,481	660,123

United Parcel Service, Inc. Class B(S)		14,846	1,160,066

			1,870,797
Airlines (0.1%)

Delta Air Lines, Inc.(NON)		10,367	113,622

US Airways Group, Inc.(NON)		9,415	96,598

			210,220
Auto components (0.7%)

Allison Transmission Holdings, Inc.(NON)		7,083	148,035

American Axle & Manufacturing Holdings, Inc.(NON)		12,714	123,199

BorgWarner, Inc.(NON)		2,147	169,699

Goodyear Tire & Rubber Co. (The)(NON)		4,278	46,972

Johnson Controls, Inc.(S)		34,293	1,096,347

			1,584,252
Automobiles (0.4%)

Ford Motor Co.		75,413	850,659

Tesla Motors, Inc.(NON)(S)		2,264	75,006

			925,665
Beverages (1.2%)

Beam, Inc.		6,310	358,282

Coca-Cola Enterprises, Inc.		78,775	2,372,703

			2,730,985
Biotechnology (1.2%)

Affymax, Inc.(NON)		48,123	630,893

Amgen, Inc.		10,315	733,500

Celgene Corp.(NON)		3,819	278,481

Dendreon Corp.(NON)(S)		27,436	319,629

Gilead Sciences, Inc.(NON)		6,576	342,018

United Therapeutics Corp.(NON)		7,262	317,713

			2,622,234
Building products (0.2%)

Fortune Brands Home & Security, Inc.(NON)		16,672	379,121

			379,121
Capital markets (1.7%)

Ameriprise Financial, Inc.		4,455	241,506

Bank of New York Mellon Corp. (The)(S)		4,158	98,337

BlackRock, Inc.		1,132	216,869

Blackstone Group LP (The)		3,803	51,569

Charles Schwab Corp. (The)(S)		26,213	374,846

E*Trade Financial Corp.(NON)		4,089	43,466

Franklin Resources, Inc.		2,672	335,363

Goldman Sachs Group, Inc. (The)		3,880	446,782

Invesco, Ltd.		10,921	271,278

KKR & Co. LP		4,338	61,253

Legg Mason, Inc.		3,135	81,729

Morgan Stanley		25,333	437,754

State Street Corp.		21,960	1,014,991

T. Rowe Price Group, Inc.		2,482	156,651

			3,832,394
Chemicals (2.3%)

Air Products & Chemicals, Inc.		3,678	314,450

Airgas, Inc.		1,200	109,980

CF Industries Holdings, Inc.		1,143	220,668

Dow Chemical Co. (The)(S)		22,700	769,076

E.I. du Pont de Nemours & Co.		11,600	620,136

Eastman Chemical Co.		4,700	253,690

Ecolab, Inc.		5,087	324,042

FMC Corp.		1,220	134,761

International Flavors & Fragrances, Inc.		1,414	85,151

Monsanto Co.		9,350	712,096

Mosaic Co. (The)		5,201	274,736

PPG Industries, Inc.		1,472	154,913

Praxair, Inc.(S)		5,212	603,028

Tronox, Inc.(NON)		2,658	497,139

			5,073,866
Commercial banks (2.6%)

BB&T Corp.		5,014	160,649

Comerica, Inc.		1,766	56,547

Fifth Third Bancorp(S)		29,212	415,687

First Horizon National Corp.		3,341	30,670

Huntington Bancshares, Inc.		15,576	104,203

KeyCorp		30,598	246,008

M&T Bank Corp.		2,830	244,144

PNC Financial Services Group, Inc.(S)		6,293	417,352

Popular, Inc. (Puerto Rico)(NON)		31,107	55,370

Regions Financial Corp.		20,007	134,847

SunTrust Banks, Inc.		8,133	197,469

U.S. Bancorp		4,245	136,562

Wells Fargo & Co.		105,805	3,537,061

Zions Bancorp.		3,825	77,992

			5,814,561
Commercial services and supplies (0.2%)

Iron Mountain, Inc.		2,290	69,547

Republic Services, Inc.		11,093	303,615

			373,162
Communications equipment (2.3%)

Cisco Systems, Inc.		122,000	2,458,300

Juniper Networks, Inc.(NON)(S)		22,600	484,318

Qualcomm, Inc.		33,300	2,125,872

			5,068,490
Computers and peripherals (5.6%)

Apple, Inc.(NON)		17,365	10,145,328

Hewlett-Packard Co.(S)		54,964	1,360,909

SanDisk Corp.(NON)(S)		25,490	943,385

			12,449,622
Construction and engineering (0.2%)

Fluor Corp.(S)		5,893	340,321

			340,321
Consumer finance (0.9%)

American Express Co.		17,242	1,038,141

Capital One Financial Corp.		9,408	521,956

Discover Financial Services		9,014	305,575

SLM Corp.		8,685	128,799

			1,994,471
Containers and packaging (0.1%)

Ball Corp.		2,727	113,907

Owens-Illinois, Inc.(NON)		2,871	66,779

Sealed Air Corp.		3,343	64,152

			244,838
Distributors (—%)

Genuine Parts Co.		894	58,246

			58,246
Diversified consumer services (0.2%)

Apollo Group, Inc. Class A(NON)		11,808	415,878

			415,878
Diversified financial services (3.5%)

Bank of America Corp.		93,556	758,739

Citigroup, Inc.		81,808	2,702,936

CME Group, Inc.		799	212,390

IntercontinentalExchange, Inc.(NON)		482	64,125

JPMorgan Chase & Co.		81,145	3,487,612

Leucadia National Corp.		2,539	63,120

Moody's Corp.		3,332	136,445

Nasdaq OMX Group, Inc. (The)(NON)		5,155	126,658

NYSE Euronext		6,961	179,246

			7,731,271
Diversified telecommunication services (2.8%)

CenturyLink, Inc.		26,304	1,014,282

Verizon Communications, Inc.		127,005	5,128,462

			6,142,744
Electric utilities (1.4%)

Edison International		23,560	1,036,876

Entergy Corp.(S)		3,986	261,322

FirstEnergy Corp.(S)		19,508	913,365

Great Plains Energy, Inc.(S)		26,763	546,500

NV Energy, Inc.		17,873	297,585

			3,055,648
Electrical equipment (0.3%)

Cooper Industries PLC		5,158	322,736

GrafTech International, Ltd.(NON)(S)		6,819	80,055

Hubbell, Inc. Class B(S)		2,353	188,805

			591,596
Electronic equipment, instruments, and components (0.5%)

Corning, Inc.		11,839	169,890

TE Connectivity, Ltd. (Switzerland)		29,013	1,057,814

			1,227,704
Energy equipment and services (2.2%)

Baker Hughes, Inc.		18,603	820,578

Cameron International Corp.(NON)		31,595	1,619,244

Schlumberger, Ltd.(S)		34,427	2,552,418

			4,992,240
Food and staples retail (1.3%)

Costco Wholesale Corp.		1,481	130,580

CVS Caremark Corp.		20,889	932,067

Walgreen Co.		8,013	280,936

Wal-Mart Stores, Inc.		24,775	1,459,495

			2,803,078
Food products (1.5%)

Archer Daniels-Midland Co.		10,237	315,607

Bunge, Ltd.		976	62,952

Hershey Co. (The)(S)		10,436	699,316

Mead Johnson Nutrition Co.		9,626	823,601

Post Holdings, Inc.(NON)		12,925	384,519

Sara Lee Corp.		46,721	1,029,731

			3,315,726
Health-care equipment and supplies (2.1%)

Baxter International, Inc.		15,362	851,208

Becton, Dickinson and Co.(S)		1,675	131,404

Boston Scientific Corp.(NON)		26,369	165,070

CareFusion Corp.(NON)		8,721	225,961

Covidien PLC (Ireland)		15,018	829,444

Edwards Lifesciences Corp.(NON)		983	81,560

Intuitive Surgical, Inc.(NON)		460	265,972

Medtronic, Inc.		6,169	235,656

St. Jude Medical, Inc.		16,281	630,400

Stryker Corp.(S)		11,749	641,143

Teleflex, Inc.		1,892	118,572

Varian Medical Systems, Inc.(NON)(S)		3,527	223,682

Zimmer Holdings, Inc.		2,351	147,948

			4,548,020
Health-care providers and services (1.8%)

Aetna, Inc.		31,257	1,376,558

AmerisourceBergen Corp.		5,790	215,446

CIGNA Corp.		17,197	795,017

Express Scripts Holding Co.(NON)		14,232	794,003

McKesson Corp.(S)		1,263	115,451

Quest Diagnostics, Inc.(S)		3,637	209,819

WellPoint, Inc.		7,155	485,252

			3,991,546
Hotels, restaurants, and leisure (1.8%)

Carnival Corp.(S)		17,583	571,272

Las Vegas Sands Corp.		4,183	232,115

McDonald's Corp.		17,083	1,664,738

Vail Resorts, Inc.(S)		14,114	575,569

Wyndham Worldwide Corp.(S)		18,695	941,106

			3,984,800
Household durables (1.0%)

D.R. Horton, Inc.(S)		61,425	1,004,299

Newell Rubbermaid, Inc.		58,494	1,064,591

SodaStream International, Ltd. (Israel)(NON)(S)		2,102	72,204

			2,141,094
Household products (1.9%)

Colgate-Palmolive Co.(S)		14,606	1,445,118

Energizer Holdings, Inc.(NON)		3,064	218,555

Procter & Gamble Co. (The)		39,712	2,527,272

			4,190,945
Independent power producers and energy traders (1.0%)

AES Corp. (The)(NON)		82,339	1,030,884

Calpine Corp.(NON)		59,141	1,108,894

			2,139,778
Industrial conglomerates (2.5%)

General Electric Co.		212,594	4,162,591

Tyco International, Ltd.(S)		25,427	1,427,218

			5,589,809
Insurance (3.6%)

ACE, Ltd.		6,670	506,720

Aflac, Inc.		20,811	937,327

Allstate Corp. (The)		15,070	502,283

Aon PLC (United Kingdom)		8,738	452,628

Assured Guaranty, Ltd. (Bermuda)(S)		19,431	275,532

Berkshire Hathaway, Inc. Class B(NON)		16,996	1,367,328

Chubb Corp. (The)(S)		5,654	413,138

Everest Re Group, Ltd.		1,700	168,470

Hartford Financial Services Group, Inc. (The)(S)		21,093	433,461

Marsh & McLennan Cos., Inc.		13,390	447,896

MetLife, Inc.		23,619	850,993

Prudential Financial, Inc.		9,466	573,072

Travelers Cos., Inc. (The)		8,800	566,016

XL Group PLC		16,148	347,343

			7,842,207
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)		7,093	1,644,867

HomeAway, Inc.(NON)(S)		4,103	106,883

Priceline.com, Inc.(NON)		1,884	1,433,385

			3,185,135
Internet software and services (1.7%)

Baidu, Inc. ADR (China)(NON)		11,562	1,534,277

eBay, Inc.(NON)		19,444	798,176

Google, Inc. Class A(NON)		2,212	1,338,769

			3,671,222
IT Services (3.4%)

Accenture PLC Class A(S)		10,944	710,813

Automatic Data Processing, Inc.		8,341	463,926

Cognizant Technology Solutions Corp.(NON)		5,152	377,745

Computer Sciences Corp.(S)		2,652	74,415

Fidelity National Information Services, Inc.		4,149	139,697

Fiserv, Inc.(NON)		2,405	169,047

IBM Corp.(S)		16,132	3,340,615

MasterCard, Inc. Class A		1,819	822,679

Paychex, Inc.		5,504	170,514

Total Systems Services, Inc.		2,772	65,197

Visa, Inc. Class A(S)		8,457	1,040,042

Western Union Co. (The)(S)		10,565	194,185

			7,568,875
Leisure equipment and products (0.5%)

Hasbro, Inc.(S)		28,527	1,048,082

			1,048,082
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.(S)		9,279	391,388

Life Technologies Corp.(NON)		2,290	106,164

Thermo Fisher Scientific, Inc.		11,253	626,229

			1,123,781
Machinery (1.2%)

Deere & Co.		7,066	579,489

Eaton Corp.		6,354	306,136

Ingersoll-Rand PLC		2,979	126,667

Joy Global, Inc.(S)		3,757	265,883

Pall Corp.		1,663	99,131

Stanley Black & Decker, Inc.		8,726	638,394

Timken Co.		7,364	416,140

Titan International, Inc.		7,772	224,533

Xylem, Inc.		3,340	93,119

			2,749,492
Media (3.5%)

Comcast Corp. Class A		98,517	2,988,021

Interpublic Group of Companies, Inc. (The)		39,395	465,255

News Corp. Class A		47,535	931,686

Time Warner, Inc.(S)		43,659	1,635,466

Walt Disney Co. (The)(S)		37,758	1,627,747

			7,648,175
Metals and mining (0.8%)

Agnico-Eagle Mines, Ltd. (Canada)		2,570	102,594

Alcoa, Inc.		9,608	93,486

Allegheny Technologies, Inc.		1,794	77,034

Barrick Gold Corp. (Canada)		2,489	100,630

Cliffs Natural Resources, Inc.(S)		3,200	199,232

First Quantum Minerals, Ltd. (Canada)		4,697	97,568

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)		13,271	508,279

Goldcorp, Inc. (Toronto Exchange) (Canada)		3,620	138,501

Kinross Gold Corp. (Canada)		5,596	50,084

Nucor Corp.(S)		5,324	208,754

Walter Energy, Inc.		1,511	100,194

			1,676,356
Multiline retail (1.4%)

Dollar General Corp.(NON)		14,757	700,367

Macy's, Inc.(S)		15,293	627,319

Nordstrom, Inc.		12,877	719,309

Target Corp.		19,769	1,145,416

			3,192,411
Multi-utilities (1.0%)

Ameren Corp.		29,122	954,910

National Grid PLC ADR (United Kingdom)(S)		12,076	653,191

PG&E Corp.(S)		14,161	625,633

			2,233,734
Office electronics (0.1%)

Xerox Corp.		22,618	175,968

			175,968
Oil, gas, and consumable fuels (8.6%)

Alpha Natural Resources, Inc.(NON)		12,621	203,577

Anadarko Petroleum Corp.		15,293	1,119,601

Apache Corp.		3,050	292,617

Chevron Corp.		21,008	2,238,612

Cobalt International Energy, Inc.(NON)		13,693	366,425

Energen Corp.		11,417	598,022

Exxon Mobil Corp.(S)		96,327	8,316,873

Hess Corp.		28,250	1,472,955

Marathon Oil Corp.		61,721	1,810,894

Noble Energy, Inc.		13,645	1,355,221

Southwestern Energy Co.(NON)(S)		37,665	1,189,461

			18,964,258
Paper and forest products (0.3%)

International Paper Co.(S)		11,330	377,413

MeadWestvaco Corp.		6,909	219,913

			597,326
Personal products (0.5%)

Avon Products, Inc.		50,493	1,090,649

			1,090,649
Pharmaceuticals (5.8%)

Abbott Laboratories		22,258	1,381,331

Auxilium Pharmaceuticals, Inc.(NON)		15,649	280,430

Bristol-Myers Squibb Co.		10,790	360,062

Johnson & Johnson		58,051	3,778,540

Merck & Co., Inc.		69,704	2,735,185

Pfizer, Inc.		161,059	3,693,083

Watson Pharmaceuticals, Inc.(NON)		6,348	478,385

			12,707,016
Professional services (0.3%)

Dun & Bradstreet Corp. (The)(S)		832	64,713

Equifax, Inc.		2,065	94,618

Nielsen Holdings NV(NON)(S)		11,804	344,913

Robert Half International, Inc.		2,442	72,772

			577,016
Real estate investment trusts (REITs) (1.8%)

American Capital Agency Corp.		950	29,678

American Tower Corp. Class A		17,759	1,164,635

Digital Realty Trust, Inc.(S)		7,285	547,031

MFA Financial, Inc.		20,135	148,596

Prologis, Inc.		27,391	980,050

Simon Property Group, Inc.		6,782	1,055,279

			3,925,269
Road and rail (0.3%)

Hertz Global Holdings, Inc.(NON)(S)		12,279	189,219

Union Pacific Corp.		3,658	411,306

			600,525
Semiconductors and semiconductor equipment (2.2%)

Advanced Micro Devices, Inc.(NON)(S)		106,720	785,459

Broadcom Corp. Class A(NON)		3,113	113,936

Cymer, Inc.(NON)(S)		7,140	370,138

First Solar, Inc.(NON)(S)		11,518	211,931

Intel Corp.		29,728	844,275

Texas Instruments, Inc.(S)		62,545	1,997,687

Xilinx, Inc.		11,647	423,718

			4,747,144
Software (3.6%)

Adobe Systems, Inc.(NON)		15,634	524,677

Electronic Arts, Inc.(NON)		4,024	61,889

Microsoft Corp.		140,485	4,498,330

Oracle Corp.		87,234	2,563,807

VMware, Inc. Class A(NON)		3,226	360,409

			8,009,112
Specialty retail (2.0%)

AutoZone, Inc.(NON)(S)		704	278,897

Bed Bath & Beyond, Inc.(NON)		16,136	1,135,813

Best Buy Co., Inc.		9,070	200,175

Dick's Sporting Goods, Inc.(S)		1,014	51,308

Limited Brands, Inc.		2,793	138,812

Lowe's Cos., Inc.(S)		31,696	997,473

Office Depot, Inc.(NON)(S)		19,713	59,928

O'Reilly Automotive, Inc.(NON)		1,906	201,007

Staples, Inc.(S)		10,092	155,417

TJX Cos., Inc. (The)		27,579	1,150,320

			4,369,150
Textiles, apparel, and luxury goods (0.6%)

Coach, Inc.(S)		12,579	920,280

NIKE, Inc. Class B		3,021	337,959

			1,258,239
Thrifts and mortgage finance (—%)

Hudson City Bancorp, Inc.		5	35

			35
Tobacco (2.7%)

Altria Group, Inc.		29,652	955,091

Lorillard, Inc.		8,855	1,197,993

Philip Morris International, Inc.		41,579	3,721,729

			5,874,813
Trading companies and distributors (0.3%)

WESCO International, Inc.(NON)(S)		8,741	580,315

			580,315

Total common stocks (cost $203,598,093)			$216,977,178

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Nielsen Holdings NV $3.125 cv. pfd.		3,173	$178,481

Total convertible preferred stocks (cost $186,211)			$178,481

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Pfizer, Inc. (Put)	May-12/$22.00	30,515	$5,188

Total purchased options outstanding (cost $8,007)			$5,188

SHORT-TERM INVESTMENTS (19.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)		38,827,738	$38,827,738

Putnam Money Market Liquidity Fund 0.10%(e)		3,555,654	$3,555,654

U.S. Treasury Bills with effective yields ranging from 0.158% to 0.159%, February 7, 2013(SEG)		$419,000	418,475

U.S. Treasury Bills with effective yields ranging from 0.056% to 0.063%, August 23, 2012		92,000	91,969

Total short-term investments (cost $42,893,849)			$42,893,836

TOTAL INVESTMENTS

Total investments (cost $246,686,160)(b)			$260,054,683

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $1,891,161) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	appreciation

Credit Suisse AG
	Euro	Sell	5/16/12	$1,882,791	$1,891,161	$8,370

Total						$8,370

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
S&P 500 Index (Long)	4	$1,393,600	Jun-12	$28,585

Total				$28,585

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	475	$—	4/9/13	(1 month USD-LIBOR-BBA)	A basket (GSCBPBAT) of common stocks	$1,364

Total						$1,364

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $220,381,065.
(b)	The aggregate identified cost on a tax basis is $246,974,182, resulting in gross unrealized appreciation and depreciation of $23,433,256 and $10,352,755, respectively, or net unrealized appreciation of $13,080,501.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $37,861,938. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $38,827,738, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,795 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,673,593 and $26,835,676, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to generate additional income for the portfolio.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 55,000 on purchased options contracts for the reporting period.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 5 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $47,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$29,811,127	$—	$—
Consumer staples	20,006,196	—	—
Energy	23,956,498	—	—
Financials	31,140,208	—	—
Health care	24,992,597	—	—
Industrials	22,988,125	—	—
Information technology	42,918,137	—	—
Materials	7,592,386	—	—
Telecommunication services	6,142,744	—	—
Utilities	7,429,160	—	—
Total common stocks	216,977,178	—	—
Convertible preferred stocks	—	178,481	—
Purchased options outstanding	—	5,188	—
Short-term investments	3,555,654	39,338,182	—

Totals by level	$220,532,832	$39,521,851	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$8,370	$—
Futures contracts	28,585	—	—
Total return swap contracts	—	1,364	—

Totals by level	$28,585	$9,734	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$8,370	$—
Equity contracts	35,137	—

Total	$43,507	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012